Investment in Joint Venture - Summary Financial Information Joint Venture (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 11,920	$ 7,091		$ 5,373
Trade receivables	64	70
Inventory	22,485	17,309
Biological asset	4,230	4,405
Current liabilities
Due to joint venture partners	(3,414)	(2,620)
Accumulated deficit	(33,867)	(39,272)	$ (39,012)
Cost of sales	(140,282)	(144,433)
Selling, general and administrative expenses	(15,562)	(15,413)
Change in fair value of bio-asset	(834)	265
Income (loss) from operations	(6,678)	(1,175)
Interest expense, net	(2,407)	(2,695)
Foreign exchange loss	(1,047)	26
(Loss) income before income taxes	(7,620)	3,960
(Provision for) recovery of income taxes	2,475	(138)
Net income (loss)	(5,145)	3,822
Sunfarms Corp. [member]
Current assets
Cash and cash equivalents	2,362	2,907
Trade receivables	1,312
Inventory	8,356	25
Biological asset	7,388
Other current assets	996	210
Current liabilities
Trade payables	(9,361)	(253)
Due to joint venture partners	(26,523)
Other current liabilities	(3,582)	(918)
Non-current liabilities	(2,688)
Net assets	45,523	25,355
Accumulated deficit	5,523	(645)
Contributions from joint venture partners	40,000	26,000
Net assets	45,523	25,355
Revenue	4,917
Cost of sales	(1,542)
Selling, general and administrative expenses	(3,386)	(880)
Change in fair value of bio-asset	8,785
Income (loss) from operations	8,774	(880)
Interest expense, net	(97)
Foreign exchange loss	(234)	(4)
Other income, net	24
(Loss) income before income taxes	8,467	(884)
(Provision for) recovery of income taxes	(2,298)	239
Net income (loss)	$ 6,169	$ (645)